Submission	Sep. 25, 2024
Submission [Line Items]
Central Index Key	0000356309
Registrant Name	NEW JERSEY RESOURCES CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES